Stock-Based Compensation Plan - number of options outstanding and weighted average exercise price related to shares set aside for the 2017 Stock Option Plan 3 (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 41,963	$ 34
2017 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted			$ 6.21
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted			$ 6.55
Stock option | 2011 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants during the period	0	0	0	0	0
Forfeitures during the period	0
Exercised	56,059		0	0	0
Exercise price	$ 0.58	$ 0.59	$ 0.59	$ 0.59
Stock based compensation expense			$ 45	$ 113	$ 151
Outstanding intrinsic value			0
Exercisable intrinsic value			0
Unrecognized compensation cost			$ 33
Unrecognized compensation cost, recognition period				4 months 10 days
Stock option | 2017 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants during the period			1,116,101	1,569,676	2,665,921
Forfeitures during the period				1,323,787	66,253
Exercise price	$ 0.92		$ 0.92	$ 0.92	$ 0.92
Expiration period	10 years		10 years
Stock based compensation expense	$ 38,800		$ 0	$ 0
Weighted average grant date fair value of options granted			$ 0.61
Unrecognized compensation cost	$ 4,500		$ 236
Unrecognized compensation cost, recognition period	4 years